INCOME TAXES (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
INCOME TAXES
Federal tax statutory rate	21.00%	21.00%
Permanent differences	(0.20%)	0.00%
Temporary differences	(2.90%)	0.00%
Valuation allowance	(17.90%)	(21.00%)
Effective rate	0.00%	0.00%